Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments (Tables)	3 Months Ended
Mar. 31, 2026
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
The following table provides a summary of cash and cash equivalents, restricted cash and restricted investments at March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Cash and cash equivalents	$895.4	$873.0
Restricted cash securing letter of credit facilities	21.5	21.5
Restricted cash securing insurance and reinsurance contracts	145.0	353.1
Total cash, cash equivalents and restricted cash	1,061.9	1,247.6
Restricted investments securing reinsurance contracts and letter of credit facilities	912.4	850.7
Total cash, cash equivalents, restricted cash and restricted investments	$1,974.3	$2,098.3

Schedule of Restrictions on Cash and Cash Equivalents
The following table provides a summary of cash and cash equivalents, restricted cash and restricted investments at March 31, 2026 and December 31, 2025:

	March 31, 2026	December 31, 2025
Cash and cash equivalents	$895.4	$873.0
Restricted cash securing letter of credit facilities	21.5	21.5
Restricted cash securing insurance and reinsurance contracts	145.0	353.1
Total cash, cash equivalents and restricted cash	1,061.9	1,247.6
Restricted investments securing reinsurance contracts and letter of credit facilities	912.4	850.7
Total cash, cash equivalents, restricted cash and restricted investments	$1,974.3	$2,098.3